BIOLOGICAL ASSETS (Details Textual) $ in Thousands, ha in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) ha	Dec. 31, 2020 USD ($) ha
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	20.9	18.5
Gains Losses On Change In Fair Value Estimates Of Biological Assets For Current Period | $	$ 81,986	$ 182,950
Description of biological assets where fair value information is unreliable	The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2021 amounted to ThU.S.$ 223,589 (ThU.S.$ 187,378 as of December 31, 2020).
Description of nature of activities of biological assets	total surface of 1.6 million hectares of which 945 thousand hectares are used for forestry planting, 483 thousand hectares are native forest , 108 thousand hectares are used for other purposes and 85 thousand hectares not yet planted.
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.70%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	16.20%
CHILE
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	5.50%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.50%